Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 Country Plant Segment Unit	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Number of segments | Segment	2
Number of Cash-generating Unit | Unit	2
Growth rate	1.00%
Drug Containment Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Percentage of average contraction of EBITDA at continuing value	42.62%
Drug Containment Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	20.86%
Drug Containment Solutions
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Number of countries where production plant located	5
In Vitro Diagnostic Consumables Drug Delivery Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Number of countries where production plant located	2
Number Of Plants | Plant	2
Percentage of average contraction of EBITDA at continuing value	9.37%
In Vitro Diagnostic Consumables Drug Delivery Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	9.89%
Engineering Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	8.80%	6.20%
Percentage of average contraction of EBITDA at continuing value	68.73%
Engineering Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	26.87%
DCS and IVD & DDS
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	8.60%	6.30%